Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000125239
Account Value [Line Items]
Line Graph and Table Measure Name		Empiric Fund
Accumulated Value	$ 9,425		$ 9,984	$ 11,823	$ 15,325	$ 13,084	$ 14,698	$ 20,871	$ 15,920	$ 18,376	$ 22,971	$ 23,664
C000125240
Account Value [Line Items]
Line Graph and Table Measure Name		Empiric Fund
Accumulated Value	10,000		10,509	12,356	15,890	13,467	15,013	21,158	16,017	18,350	22,769	23,279
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
MSCI USA SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Small Cap Index
Accumulated Value	10,000		11,501	13,696	15,844	15,008	14,968	22,176	17,543	19,615	24,687	27,132
MSCI USA SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Small Cap Index
Accumulated Value	$ 10,000		$ 11,501	$ 13,696	$ 15,844	$ 15,008	$ 14,968	$ 22,176	$ 17,543	$ 19,615	$ 24,687	$ 27,132